NATURE OF BUSINESS AND SUMMARY OF ACCOUNTING POLICIES (Details 5) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash	$ 3,165	$ 2,930	$ 4,320
Investments in trading securities		0	558,945
Total		2,930	593,265
Level 1 [Member]
Cash		2,930	4,320
Investments in trading securities		0	558,945
Total		2,930	593,265
Level 2 [Member]
Cash		0	0
Investments in trading securities		0	0
Total		0	0
Level 3 [Member]
Cash		0	0
Investments in trading securities		0	0
Total		$ 0	$ 0